Additional disclosures in respect of guaranteed securities - Cash flow statements (Details) - GBP (£)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		£ 4,389,000,000	£ 4,710,000,000	[1]	£ 4,320,000,000
Net cash (used in)/inflow from operating activities – discontinued operations		(71,000,000)	(207,000,000)	[1]	909,000,000
Net cash flow from/(used in) investing activities – continuing operations		(3,190,000,000)	2,066,000,000	[1]	(3,634,000,000)
Net cash flow from/(used in) investing activities – discontinued operations	[2]	156,000,000	171,000,000	[1]	(680,000,000)
Net cash flow (used in)/from financing activities – continuing operations		(1,364,000,000)	(7,316,000,000)	[1]	(1,542,000,000)
Net cash flow (used in)/from financing activities – discontinued operations		0	(231,000,000)	[1]	1,611,000,000
Net (decrease)/increase in cash and cash equivalents		(80,000,000)	(807,000,000)	[1]	984,000,000
National Grid plc
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		33,000,000	35,000,000		53,000,000
Net cash (used in)/inflow from operating activities – discontinued operations		0	0		0
Net cash flow from/(used in) investing activities – continuing operations		121,000,000	4,660,000,000		4,181,000,000
Net cash flow from/(used in) investing activities – discontinued operations		0	0		0
Net cash flow (used in)/from financing activities – continuing operations		(79,000,000)	(5,785,000,000)		(3,146,000,000)
Net cash flow (used in)/from financing activities – discontinued operations		0	0		0
Net (decrease)/increase in cash and cash equivalents		75,000,000	(1,090,000,000)		1,088,000,000
Niagara Mohawk Power Corporation
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		572,000,000	662,000,000		757,000,000
Net cash (used in)/inflow from operating activities – discontinued operations		0	0		0
Net cash flow from/(used in) investing activities – continuing operations		(823,000,000)	(473,000,000)		(469,000,000)
Net cash flow from/(used in) investing activities – discontinued operations		0	0		0
Net cash flow (used in)/from financing activities – continuing operations		259,000,000	(189,000,000)		(288,000,000)
Net cash flow (used in)/from financing activities – discontinued operations		0	0		0
Net (decrease)/increase in cash and cash equivalents		8,000,000	0		0
British Transco Finance Inc.
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations			0		0
Net cash (used in)/inflow from operating activities – discontinued operations			0		0
Net cash flow from/(used in) investing activities – continuing operations			15,000,000		15,000,000
Net cash flow from/(used in) investing activities – discontinued operations			0		0
Net cash flow (used in)/from financing activities – continuing operations			(15,000,000)		(15,000,000)
Net cash flow (used in)/from financing activities – discontinued operations			0		0
Net (decrease)/increase in cash and cash equivalents			0		0
National Grid Gas plc
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations			888,000,000		918,000,000
Net cash (used in)/inflow from operating activities – discontinued operations			(98,000,000)		450,000,000
Net cash flow from/(used in) investing activities – continuing operations			656,000,000		215,000,000
Net cash flow from/(used in) investing activities – discontinued operations			0		5,618,000,000
Net cash flow (used in)/from financing activities – continuing operations			(1,041,000,000)		(8,322,000,000)
Net cash flow (used in)/from financing activities – discontinued operations			(125,000,000)		1,120,000,000
Net (decrease)/increase in cash and cash equivalents			280,000,000		(1,000,000)
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		3,784,000,000	3,125,000,000		2,592,000,000
Net cash (used in)/inflow from operating activities – discontinued operations		(71,000,000)	(109,000,000)		459,000,000
Net cash flow from/(used in) investing activities – continuing operations		(3,570,000,000)	(1,930,000,000)		(1,118,000,000)
Net cash flow from/(used in) investing activities – discontinued operations		156,000,000	171,000,000		(6,298,000,000)
Net cash flow (used in)/from financing activities – continuing operations		(462,000,000)	(1,148,000,000)		3,771,000,000
Net cash flow (used in)/from financing activities – discontinued operations		0	(106,000,000)		491,000,000
Net (decrease)/increase in cash and cash equivalents		(163,000,000)	3,000,000		(103,000,000)
Consolidation adjustments
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations		0	0		0
Net cash (used in)/inflow from operating activities – discontinued operations		0	0		0
Net cash flow from/(used in) investing activities – continuing operations		1,082,000,000	(862,000,000)		(6,458,000,000)
Net cash flow from/(used in) investing activities – discontinued operations		0	0		0
Net cash flow (used in)/from financing activities – continuing operations		(1,082,000,000)	862,000,000		6,458,000,000
Net cash flow (used in)/from financing activities – discontinued operations		0	0		0
Net (decrease)/increase in cash and cash equivalents		0	0		0
Subsidiary Undertaking
Disclosure of information about consolidated structured entities [line items]
Dividends received		£ 0	£ 950,000,000		£ 6,006,000,000

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[2]	Receipts of dividends from Quadgas HoldCo Limited of £133 million (2018: £144 million) and interest of £23 million (2018: £27 million).